LONG-TERM INVESTMENT	6 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENT

NOTE 9 – LONG-TERM INVESTMENT

Long-term investment consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Equity investment using the measurement alternative	$722,606	$-
Long-term investment	$722,606	$-

As of March 31, 2026, the Company’s long-term investment is consisted of an investment in Suzhou Kerun New Materials Co., Ltd. (“Suzhou Kerun”), which is accounted for using the measurement alternative.

Suzhou Kerun is a limited liability company incorporated on April 10, 2019, under the laws of PRC, engaged in new material technology services. On September 25, 2025, China Oil Hydrogen Energy acquired 0.15% of the equity of Suzhou Kerun at a purchase price of RMB 5 million ($722,606). Considering the Company does not participate in actual operation of Suzhou Kerun, its fair value cannot be determined. Based on this, the Company uses alternative accounting for this investment without readily determinable fair value.

The Company recognized net investment income of nil and $171,368 in its consolidated statements of operations and comprehensive income for the six months ended March 31, 2026 and 2025, respectively.

During the six months ended March 31, 2025, the investment income realized was attributable to long-term investments in Shuifu Yongcheng Technology Co., Ltd. (“Shuifu Yongcheng”) and Sichuan Hongzhuo Shuya Energy Co., Ltd. (“Hongzhuo Shuya), which were accounted for using the equity method. As of September 30, 2025, both investments were fully disposed and carried no balance on the books.